Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue
Other revenue	$ 5,134	$ 4,137	$ 3,139	$ 1,146	$ 6,869	$ 8,252	$ 10,945	$ 10,279	$ 13,556	$ 36,345	$ 28,028
Total revenue	79,221	56,806	21,052	6,361	104,946	146,889	117,957	141,737	163,440	511,529	486,011
Other income	1,417	479	416	1,360	95	781	152	35	3,672	1,063	220
Service cost
Procurement cost of hotels and packages services	12,345	6,167	397	237	24,074	43,273	27,934	46,123	19,146	141,404	160,824
Other cost of providing services	1,580	1,172	313	97	3,316	3,353	2,818	3,429	3,162	12,916	12,588
Personnel expenses	28,746	26,579	25,356	24,980	34,456	31,659	32,564	31,157	105,661	129,836	113,567
Marketing and sales promotion expenses	11,768	7,795	2,294	884	27,029	44,994	40,054	54,526	22,741	166,603	192,080
Other operating expenses	18,120	15,020	10,308	7,627	65,793	40,273	38,072	41,263	51,075	185,401	133,295
Depreciation and amortization	7,762	7,895	8,870	8,483	8,471	8,492	8,547	8,172	33,010	33,682	26,817
Impairment of goodwill					272,160					272,160
Result from operating activities	317	(7,343)	(26,070)	(34,587)	(330,258)	(24,374)	(31,880)	(42,898)	(67,683)	(429,410)	(152,940)
Profit (Loss) Before tax	(967)	(3,569)	(21,309)	(34,704)	(338,726)	(29,599)	(36,597)	(42,624)	(60,549)	(447,546)	(168,623)
Profit (loss) for the period	3,201	(3,496)	(21,177)	(34,570)	(338,611)	(29,511)	(36,803)	(42,592)	(56,042)	(447,517)	(167,883)
Air Ticketing [Member]
Revenue
Revenue	24,216	18,168	10,873	3,756	35,845	47,911	45,992	44,613	57,013	174,361	166,714
Hotels and Packages [Member]
Revenue
Revenue	38,062	24,405	4,388	1,121	47,538	72,989	46,763	68,524	67,976	235,814	237,524
Bus Ticketing [Member]
Revenue
Revenue	$ 11,809	$ 10,096	$ 2,652	$ 338	$ 14,694	$ 17,737	$ 14,257	$ 18,321	$ 24,895	$ 65,009	$ 53,745